Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Initial Public Offering

Initial Public Offering (unaudited)

On July 5, 2012, we closed our initial public offering of 13,397,500 shares of common stock at an offering price of $18.00 per share. The offering included 10,350,000 shares sold and issued by us and 3,047,500 shares sold by our founder. The shares sold in the offering included 1,350,000 shares and 397,500 shares sold by us and our founder, respectively, pursuant to the underwriters’ full exercise of their overallotment option. The net proceeds to us from the offering were approximately $173.3 million after deducting underwriting discounts and commissions, and before deducting total estimated expenses in connection with the offering of $3.5 million.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, or GAAP, and include our accounts and the accounts of our wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation.

Stock Split

Stock Split

The consolidated financial statements reflect three 2-for-1 stock splits of our common stock with no corresponding change in par value, approved by the board of directors and stockholders, effective July 30, 2010, May 13, 2011 and December 15, 2011. Share and per share amounts have been retroactively restated to reflect the stock splits for all periods presented.

Per the terms of the convertible preferred stock, each stock split results in a proportional adjustment to the conversion ratio of each series of the convertible preferred stock. Upon the closing of our initial public offering on July 5, 2012, all of the outstanding 10,462,877 shares of convertible preferred stock converted into an aggregate of 83,703,016 shares of common stock.

Fiscal Year Change

Fiscal Year Change

On February 3, 2012, our board of directors approved a change to our fiscal year end from June 30 to December 31. Included in this report is the transition period for the six months ended December 31, 2011. Accordingly, we present the consolidated balance sheets as of June 30, 2010 and 2011, December 31, 2011 and September 30, 2012, and the consolidated statements of comprehensive income (loss), changes in convertible preferred stock and stockholders’ equity (deficit), and cash flows for the fiscal years ended June 30, 2009, 2010 and 2011, the six months ended December 31, 2010 and 2011 and the three months ended September 30, 2011 and 2012. References to fiscal 2009, 2010 and 2011 still refer to the fiscal years ended June 30, 2009, June 30, 2010 and June 30, 2011, respectively.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Items subject to the use of estimates include revenue recognition, reserves for trade accounts receivable, useful lives of fixed assets, certain accrued liabilities including our facility exit obligation, the determination of the provision for income taxes, the fair value of stock awards and loss contingencies.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying consolidated statements of comprehensive income (loss) and cash flows for the six months ended December 31, 2010 and the nine months ended September 30, 2011 and 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments necessary to state fairly our results of operations and cash flows for the six months ended December 31, 2010 and the nine months ended September 30, 2011 and 2012. The financial data and the other information disclosed in these notes to the consolidated financial statements related to the six-month period and the nine-month periods are unaudited.

Segments

Segments

We define the term “chief operating decision maker” to be our Chief Executive Officer. Our Chief Executive Officer reviews the financial information presented on a consolidated basis, accompanied by disaggregated information about revenue by geographic region for purposes of allocating resources and evaluation of financial performance. Accordingly, we have determined that we operate in a single reporting segment, enterprise IT operations management.

Foreign Currency Translation

Foreign Currency Translation

The functional currencies for our foreign subsidiaries are their local currencies. Assets and liabilities of the wholly-owned foreign subsidiaries are translated into U.S. dollars at exchange rates in effect at each period end. Amounts classified in stockholders’ equity (deficit) are translated at historical exchange rates. Revenues and expenses are translated at the average exchange rates during the period. The resulting translation adjustments are recorded in accumulated other comprehensive income as a component of stockholders’ equity (deficit).

Allocation of Overhead Costs	Allocation of Overhead Costs Overhead associated with benefits, facilities, IT costs and depreciation is allocated to cost of revenues and operating expenses based on headcount.
Revenue Recognition

Revenue Recognition

We derive our revenues from two sources: (i) subscriptions and (ii) professional services and other. Subscription revenues are primarily comprised of fees which give customers access to our suite of on-demand applications, as well as access to our extensible platform to build custom applications. Our contracts typically do not give the customer the right to take possession of the software supporting the solution. Professional services and other revenues consist of fees associated with the implementation and configuration of our service. Professional services and other revenues also include customer training and attendance and sponsorship fees for Knowledge, our annual user conference.

We commence revenue recognition when all of the following conditions are met:

•	There is persuasive evidence of an arrangement;

•	The service has been provided to the customer;

•	The collection of related fees is reasonably assured; and

•	The amount of fees to be paid by the customer is fixed or determinable.

Signed agreements are used as evidence of an arrangement. If a signed contract by the customer does not exist, we have historically used either a purchase order or a signed order form as evidence of an arrangement. In cases where both a signed contract and either a purchase order or signed order form exist, we consider the signed contract to be the final persuasive evidence of an arrangement.

Subscription revenues are recognized ratably over the contract term beginning on the commencement date of each contract, which is the date we make our service available to our customers. Once our service is available to customers, amounts that have been invoiced are recorded in accounts receivable and in deferred revenue. Our professional services are priced either on a fixed-fee basis or on a time-and-materials basis. Professional services and other revenues are recognized as the services are delivered using a proportional performance model. Such services are delivered over a short period of time. In instances where final acceptance of the services are required before revenues are recognized, revenues and the associated costs are deferred until all acceptance criteria have been met.

We assess collectibility based on a number of factors such as past collection history with the customer and creditworthiness of the customer. If we determine collectibility is not reasonably assured, we defer revenue recognition until collectibility becomes reasonably assured. We assess whether the fee is fixed or determinable based on the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment. Our arrangements do not include general rights of return.

We have multiple element arrangements comprised of subscription fees and professional services. In October 2009, the Financial Accounting Standards Board, or FASB, ratified authoritative accounting guidance regarding revenue recognition for arrangements with multiple deliverables effective for fiscal periods beginning on or after June 15, 2010. The guidance affects the determination of separate units of accounting in arrangements with multiple deliverables and the allocation of transaction consideration to each of the identified units of accounting. Previously, a delivered item was considered a separate unit of accounting when (i) it had value to the customer on a stand-alone basis, (ii) there was objective and reliable evidence of the fair value of the undelivered items, and (iii) there was no general right of return relative to the delivered services or the performance of the undelivered services was probable and substantially controlled by the vendor. The new guidance eliminates the requirement for objective and reliable evidence of fair value to exist for the undelivered items in order for a delivered item to be treated as a separate unit of accounting. The guidance also requires arrangement consideration to be allocated at the inception of the arrangement to all deliverables using the relative-selling-price method and eliminates the use of the residual method of allocation. Under the relative-selling-price method, the selling price for each deliverable is determined using vendor-specific objective evidence, or VSOE, of selling price or third-party evidence, or TPE, of selling price if VSOE does not exist. If neither VSOE nor TPE of selling price exists for a deliverable, the guidance requires an entity to determine the best estimate of selling price, or BESP.

Prior to the adoption of this authoritative accounting guidance, we did not have objective and reliable evidence of fair value for the items in our multiple element arrangements. As a result, we accounted for subscription and professional services revenues as one unit of account and recognized total contracted revenues ratably over the contracted term of the subscription agreement.

We adopted the new guidance on a prospective basis for fiscal 2011. As a result, this guidance was applied to all revenue arrangements entered into or materially modified since July 1, 2010. Upon adoption of this authoritative accounting guidance, we have accounted for subscription and professional services revenues as separate units of accounting. To qualify as a separate unit of accounting, the delivered item must have value to the customer on a standalone basis. Our subscription service has standalone value as it is routinely sold separately by us. In determining whether professional services have standalone value, we consider the following factors for each professional services agreement: availability of the services from other vendors, the nature of the professional services, the timing of when the professional services contract was signed in comparison to the subscription service start date and the contractual dependence of the subscription service on the customer’s satisfaction with the professional services work. Our professional services, including implementation and configuration services, are not so unique and complex that other vendors cannot provide them. In some instances, our customers independently contract with third-party vendors to do the implementation and we regularly outsource implementation services to contracted third-party vendors. As a result, we concluded professional services, including implementation and configuration services, have standalone value. Our on-demand application is fully functional without any additional development, modification or customization. We provide customers access to our subscription service at the beginning of the contract term.

We determine the selling price of each deliverable in the arrangement using the relative-selling price method based on the selling price hierarchy. The selling price for each unit of account is based on the BESP since VSOE and TPE are not available for our subscription service or professional services and other. The BESP for each deliverable is determined primarily by considering the historical selling price of these deliverables in similar transactions as well as other factors, including, but not limited to, market competition, review of stand-alone sales and pricing practices. The total arrangement fee for these multiple element arrangements is then allocated to the separate units of account based on the relative selling price. The method used to determine the BESP for our subscription service is consistent with the method used to determine prices for our services that are sold regularly on a standalone basis. In determining the appropriate pricing structure, we consider the extent of competitive pricing of similar products, marketing analyses and other feedback from analysts. We price our subscription service based on the number of users with a defined process role, according to a tiered structure. The BESP for our subscription service is based upon the historical selling price of these deliverables. Prior to December 2011, our professional services were priced on a fixed-fee basis as a percentage of the subscription fee. We also prepared a standard build-up cost analysis to estimate the fixed fee for our professional services based on the estimated level of effort to complete the professional services. If professional services were priced below the expected range due to discounting, fees allocated to professional services were limited to the amount not contingent upon the delivery of our subscription service. In December 2011, we began shifting our pricing model for professional services to a time-and-materials basis.

In limited circumstances, we grant certain customers the right to deploy our subscription service on the customers’ own servers without significant penalty. We have analyzed all of the elements in these particular multiple element arrangements and determined we do not have sufficient VSOE of fair value to allocate revenue to our subscription service and professional services. We defer all revenue under the arrangement until the commencement of the subscription service and any associated professional services. Once the subscription service and the associated professional services have commenced, the entire fee from the arrangement is recognized ratably over the remaining period of the arrangement.

Deferred Revenue

Deferred Revenue

Deferred revenue consists primarily of payments received in advance of revenue recognition from our subscriptions and professional services and other described above and is recognized as the revenue recognition criteria are met. We generally invoice our customers in annual installments for subscription service. Accordingly, the deferred revenue balance does not represent the total contract value of annual or multi-year, non-cancelable subscription license agreements. Deferred revenue that will be recognized during the succeeding 12-month period is recorded as current portion of deferred revenue and the remaining portion is recorded as long-term.

Deferred Commissions

Deferred Commissions

Deferred commissions are the incremental costs that are directly associated with our non-cancelable subscription contracts with customers and consist of sales commissions paid to our direct sales force and referral fees paid to independent third-parties. The commissions are deferred and amortized on a straight-line basis over the non-cancelable terms of the related customer contracts. Amortization of deferred commissions is included in sales and marketing expense in the consolidated statements of comprehensive income (loss).

Fair Value Measurements

Fair Value Measurements

Our financial instruments consist primarily of cash equivalents, short-term investments, accounts receivable, accounts payable and accrued expenses. These financial instruments are stated at their respective carrying values, which approximate their fair values, due to their short-term nature.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We use a fair value hierarchy that is based on three levels of inputs, of which the first two are considered observable and the last unobservable. Our assets and liabilities are classified as Level 1, 2 or 3 within the following fair value hierarchy:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access;

Level 2—Inputs other than Level 1 that are directly or indirectly observable, such as quoted prices for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities, such as interest rates, yield curves and foreign currency spot rates; and

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less. Our cash and cash equivalents generally consist of investments in money market mutual funds and commercial paper. Cash and cash equivalents are stated at fair value.

Restricted Cash

Restricted Cash

Cash balances pledged as collateral for letters of credit are considered to be restricted cash and classified as such in the consolidated balance sheets. During fiscal 2010, we entered into fully secured letters of credit with a financial institution for two building lease arrangements in lieu of cash security deposits. These letter of credit agreements replaced our prior agreement with another financial institution, which was not terminated until fiscal 2011. As such, we had two letters of credit outstanding on the same building lease arrangement and a third letter of credit outstanding on another building lease arrangement as of June 30, 2010. These letters of credit were fully secured by certificates of deposit resulting in restricted cash of $0.4 million as of June 30, 2010.

During fiscal 2011, we relocated our San Diego office and terminated the lease on our former premises. As a result, a letter of credit fully secured by a certificate of deposit was maintained for only one building lease arrangement at June 30, 2011, December 31, 2011 and September 30, 2012 (unaudited), resulting in an immaterial restricted cash balance for each period end.

Short-term Investments

Short-term Investments

Short-term investments consist of commercial paper, corporate notes and bonds and U.S. government agency securities. We classify short-term investments as available-for-sale at the time of purchase and reevaluate such classification as of each balance sheet date. All short-term investments are recorded at estimated fair value. Unrealized gains and losses for available-for-sale securities are in accumulated other comprehensive income, a component of stockholders’ equity (deficit). We evaluate our investments to assess whether those with unrealized loss positions are other than temporarily impaired. We consider impairments to be other than temporary if they are related to deterioration in credit risk or if it is likely we will sell the securities before the recovery of their cost basis. Realized gains and losses and declines in value judged to be other than temporary are determined based on the specific identification method and are reported in interest and other income (expense), net in the consolidated statements of comprehensive income (loss).

Accounts Receivable

Accounts Receivable

We record trade accounts receivable at the net invoice value and such receivables are non-interest bearing. We consider receivables past due based on the contractual payment terms. We review our exposure to accounts receivable and reserves for specific amounts if collectibility is no longer reasonably assured.

Property and Equipment

Property and Equipment

Property and equipment, net, are stated at cost, subject to review of impairment, and depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Computer equipment and software	3—5 years
Furniture and fixtures	3—5 years
Leasehold improvements	shorter of the lease term or estimated useful life

When assets are sold, or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in operating expenses. Repairs and maintenance are charged to operations as incurred.

Long-Lived Assets

Long-Lived Assets

We assess the recoverability of long-lived assets whenever adverse events or changes in circumstances indicate impairment may have occurred. If the future undiscounted cash flows expected to result from the use of the related assets are less than the carrying value of such assets, an impairment has been incurred and a loss is recognized to reduce the carrying value of the long-lived assets to fair value, which is determined by discounting estimated future cash flows.

In addition to the recoverability assessment, we routinely review the remaining estimated lives of our long-lived assets. During fiscal 2009, 2010 and 2011, the six months ended December 31, 2010 (unaudited) and the nine months ended September 30, 2011 (unaudited), there was no change to useful lives and related depreciation expense as we believe these estimates are reflective of the period the assets will be used in operations. During the six months ended December 31, 2011 and the nine months ended September 30, 2012 (unaudited), we reassessed the useful lives of our assets located in our managed service data centers and accelerated depreciation expense based on the decision to exit these data centers by December 31, 2012.

Capitalized Software Costs

Capitalized Software Costs

Costs incurred to develop our internal administration, finance and accounting systems are capitalized during the application development stage and amortized over the software’s estimated useful life of three years. No software development costs were capitalized during fiscal 2009, 2010 and 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited). $2.3 million in software development costs have been capitalized during the nine months ended September 30, 2012 (unaudited).

Leases

Leases

Leases are reviewed and classified as capital or operating at their inception. For leases that contain rent escalations or periods during the lease term where rent is not required, we record the total rent payable on a straight-line basis over the term of the lease but exclude lease extension periods. The difference between rent payments and straight-line rent expense is recorded as deferred rent in the consolidated balance sheets. Deferred rent that will be recognized during the succeeding 12-month period is recorded as the current portion of deferred rent and the remainder is recorded as long-term deferred rent.

Under certain leases, we also receive incentives for leasehold improvements, which are recognized as deferred rent, if we determine they are owned by us, and amortized on a straight-line basis over the shorter of the lease term or estimated useful life as a reduction to rent expense. The leasehold improvements are included in property and equipment, net.

During the nine months ended September 30, 2012 (unaudited), we relocated our San Diego office to another facility in San Diego. As part of this move, we incurred $2.9 million in lease abandonment costs, which primarily consists of a loss on disposal of assets of $2.7 million and a cease-use loss of $0.2 million, recorded upon vacating our prior headquarters facility in August 2012. As of September 30, 2012 (unaudited), we recorded a corresponding facility exit obligation of $3.0 million, of which $0.6 million is classified as current and included in accrued liabilities on the consolidated balance sheet and the remaining $2.4 million is recorded as other long-term liabilities. The lease on our prior headquarter facility does not expire until 2019. The cease-use loss was calculated as the present value of the remaining lease obligation offset by estimated sublease rental receipts during the remaining lease period, adjusted for deferred items and estimated lease incentives. The key assumptions used in our discounted cash flow model include the amount and timing of estimated sublease rental receipts, and a credit-adjusted, risk-free discount rate of 5.08%. Over the course of the remaining lease term of the former facility, we will record additional lease abandonment costs due to the accretion on the facility exit obligation and adjustments that may arise from changes in estimates for the sublease rental receipts. The lease abandonment costs are included in general and administrative expense on our consolidated statement of comprehensive income (loss).

Preferred Stock Warrants Liability

Preferred Stock Warrants Liability

In connection with a line of credit with a financial institution, we issued warrants that allowed the holder to exercise the warrants into a fixed number of shares (subject to antidilution adjustments) of series B redeemable convertible preferred stock. These warrants provided for the issuance of shares that were redeemable at the option of the holder, therefore, the warrants were classified as a liability and initially measured at fair value. A corresponding offsetting debt discount was recorded and amortized as additional interest expense over the 12-month term of the associated line of credit. We remeasured the warrants at subsequent reporting periods with the change in fair value reflected as interest and other income (expense), net in the consolidated statements of comprehensive income (loss). We continued to remeasure the warrants to fair value until they were net settled during fiscal 2010.

Convertible Preferred Stock

Convertible Preferred Stock

Prior to the close of our initial public offering, we had shares of series A redeemable convertible preferred stock (Series A), series B redeemable convertible preferred stock (Series B), series C redeemable convertible preferred stock (Series C) and series D convertible preferred stock (Series D) outstanding, which hereafter are collectively referred to as our “convertible preferred stock.” Series A, Series B and Series C included a contingent and optional redemption provision that may have required us to redeem the preferred shares. Additionally, the convertible preferred stock included certain redemption provisions upon liquidation. The holders of our convertible preferred stock, acting as a group, would have been able to elect the majority of our board of directors and control the outcome of any vote of our stockholders, including a change-in-control that would have triggered liquidation. As redemption of our convertible preferred stock was outside of our control, all shares of our convertible preferred stock were presented outside of stockholders’ equity (deficit) in our consolidated balance sheets and consolidated statements of changes in convertible preferred stock and stockholders’ deficit as of June 30, 2010 and 2011 and December 31, 2011.

Upon the closing of our initial public offering on July 5, 2012, all of the outstanding 10,462,877 shares of convertible preferred stock converted into an aggregate of 83,703,016 shares of common stock.

Stock-based and Other Compensation

Stock-based and Other Compensation

We recognize compensation expense related to stock options and restricted stock units, or RSUs, on a straight-line basis over the requisite service period, which is generally the vesting term of four years. We recognize compensation expense related to shares issued pursuant to the employee stock purchase plan, or ESPP, on a straight-line basis over the offering period, which is generally six months. Compensation expense is recognized, net of forfeiture activity, estimated to be 4% annually. The fair value of awards is estimated using the Black-Scholes options pricing model. Refer to Note 12 for further information.

During fiscal 2009 and 2010, additional compensation expense was recorded as our employees and our founder sold shares of common stock back to us as part of the Series C and Series D financings. The transactions resulted in a premium paid to our employees and our founder in excess of fair value of $3.8 million and $30.8 million reflected as employee compensation for fiscal 2009 and 2010, respectively. There were no similar material charges for fiscal 2011, the six months ended December 31, 2010 (unaudited) and 2011 or the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited).

Net Income (Loss) Per Share Attributable to Common Stockholders

Net Income (Loss) Per Share Attributable to Common Stockholders

We compute net income (loss) attributable to common stockholders using the two-class method required for participating securities. We consider our convertible preferred stock that was outstanding prior to the close of our initial public offering and shares of common stock subject to repurchase resulting from the early exercise of stock options to be participating securities since they contain nonforfeitable rights to dividends or dividend equivalents in the event we declare a dividend for common stock. In accordance with the two-class method, earnings allocated to these participating securities, are subtracted from net income after deducting preferred stock dividends and accretion to the redemption value of the Series A, Series B and Series C to determine total undistributed earnings to be allocated to common stockholders. The holders of our convertible preferred stock did not have a contractual obligation to share in our net losses and such shares were excluded from the computation of basic earnings per share in periods of net loss.

Basic net income (loss) per share attributable to common stockholders is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. All participating securities are excluded from basic weighted-average common shares outstanding. In computing diluted net income (loss) attributable to common stockholders, undistributed earnings are reallocated to reflect the potential impact of dilutive securities. Diluted net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, adjusted for the effects of potentially dilutive common shares, which are comprised of outstanding common stock options, warrants, convertible preferred stock, RSUs, common stock subject to repurchase and ESPP obligations. The dilutive potential common shares are computed using the treasury stock method or the as-if converted method, as applicable. In periods where the effect of the conversion of preferred stock is dilutive, net income (loss) attributable to common stockholders is adjusted by the associated preferred dividends and accretions. The effects of outstanding common stock options, warrants, convertible preferred stock, RSUs, common stock subject to repurchase and ESPP obligations are excluded from the computation of diluted net income (loss) per common share in periods in which the effect would be antidilutive.

Concentration of Credit Risk and Significant Customers

Concentration of Credit Risk and Significant Customers

Financial instruments potentially exposing us to credit risk consist primarily of cash equivalents, restricted cash, short-term investments and accounts receivable. We maintain cash, cash equivalents and short-term investments at financial institutions that management believes to have good credit ratings and represent minimal risk of loss of principal. Accounts located in the United States are secured by the Federal Deposit Insurance Corporation.

Credit risk arising from accounts receivable is mitigated due to our large number of customers and their dispersion across various industries. At June 30, 2010 and 2011, December 31, 2011 and September 30, 2012 (unaudited) there were no customers that represented more than 10% of our accounts receivable balance. We had one customer that accounted for approximately 11% of our revenues during fiscal 2009. During fiscal 2010 and 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited), there were no customers that individually exceeded 10% of our revenues.

We review the composition of the accounts receivable balance, historical write-off experience and the potential risk of loss associated with delinquent accounts to determine if an allowance for doubtful accounts is necessary. Individual accounts receivable are written off when we become aware of a specific customer’s inability to meet its financial obligation, and all collection efforts are exhausted. As of June 30, 2010 and 2011 and December 31, 2011, there was no allowance for doubtful accounts as historical write-offs had not been significant. The following table presents the changes in the allowance for doubtful accounts as of September 30, 2012 (in thousands):

September 30, 2012
(Unaudited)
Allowance for doubtful accounts:
Balance at beginning of period	$—
Add: bad debt expense	160
Less: recoveries	(12)

Balance at end of period	$148

Warranties and Indemnification

Warranties and Indemnification

Our cloud-based service to automate enterprise IT operations is typically warranted to perform in a manner consistent with general industry standards that are reasonably applicable and materially in accordance with our online help documentation under normal use and circumstances.

We include service level commitments to our customers warranting certain levels of uptime reliability and performance and permitting those customers to receive credits in the event we fail to meet those levels. To date, we have not incurred significant costs as a result of such commitments and have not recorded any significant liabilities related to such obligations in the consolidated financial statements.

We have also agreed to indemnify our directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by any of these persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person’s service as a director or officer, including any action by us, arising out of that person’s services as a director or officer of our company or that person’s services provided to any other company or enterprise at our request. We maintain director and officer insurance coverage that may enable us to recover a portion of any future amounts paid. The fair values of these obligations are not material as of each balance sheet date.

Our arrangements include provisions indemnifying customers against liabilities if our products infringe a third-party’s intellectual property rights. We have not incurred any costs as a result of such indemnifications and have not recorded any liabilities related to such obligations in the consolidated financial statements.

Income Taxes

Income Taxes

We use the asset and liability method of accounting for income taxes in which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be reversed. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date. A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized.

Our tax positions are subject to income tax audits by multiple tax jurisdictions throughout the world. We recognize the tax benefit of an uncertain tax position only if it is more likely than not the position is sustainable upon examination by the taxing authority, based on the technical merits. The tax benefit recognized is measured as the largest amount of benefit which is more likely than not (greater than 50% likely) to be realized upon settlement with the taxing authority. We recognize interest accrued and penalties related to unrecognized tax benefits in our tax provision.

We calculate the current and deferred income tax provision based on estimates and assumptions that could differ from the actual results reflected in income tax returns filed in subsequent years. Adjustments based on filed income tax returns are recorded when identified. The amount of income taxes paid is subject to examination by U.S. federal and state tax authorities. The estimate of the potential outcome of any uncertain tax issue is subject to management’s assessment of relevant risks, facts and circumstances existing at that time. To the extent the assessment of such tax position changes, the change in estimate is recorded in the period in which the determination is made.

Adoption of New Accounting Standards

 Adoption of New Accounting Standards

Revenue Recognition. In October 2009, the FASB issued Accounting Standards Update, or ASU, 2009-13, “Revenue Recognition (Topic 605)—Multiple-Deliverable Revenue Arrangements—a Consensus of the FASB Emerging Issues Task Force.” This update provides amendments to the criteria in ASC 605, “Revenue Recognition,” for separating consideration in multiple-deliverable arrangements by establishing a selling price hierarchy. The selling price used for each deliverable will be based on VSOE if available, third-party evidence if VSOE is not available, or BESP if neither VSOE nor third-party evidence is available. ASU 2009-13 also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. In addition, the guidance expands the disclosure requirements for revenue recognition.

The guidance could be applied on a prospective basis for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with earlier application permitted on a retrospective basis. We adopted the guidance prospectively on July 1, 2010, which resulted in a decrease to deferred revenue and a corresponding increase to total revenues as of and for the year ended June 30, 2011. The primary reason for the impact was the recognition of professional service revenue over the performance period, which is shorter than the estimated period over which customers benefited from initial consulting services.

The following table summarizes the effects of this new guidance on our consolidated balance sheets and statements of comprehensive income (loss) (in thousands):

	As of and for the Fiscal Year Ended June 30, 2011
	As Reported	Under Previous Accounting Guidance	Impact of Adoption of ASU 2009-13
Total deferred revenue	$74,646	$81,036	$(6,390)

Revenues:
Subscription	$79,191	$78,305	$886
Professional services and other	13,450	7,946	5,504

Total revenues	$92,641	$86,251	$6,390

Comprehensive Income

Comprehensive Income. On June 16, 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which revises the manner in which companies present comprehensive income in their financial statements. This update requires companies to present components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. It also eliminates the option for companies to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This guidance is effective for fiscal periods beginning after December 15, 2011, with earlier adoption permitted. Accordingly, we retroactively adopted the provision of ASU 2011-05 during the six-month period ended December 31, 2011. The adoption of this guidance did not result in a material effect on our consolidated financial statements.